UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2004

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
  				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: FBR National Trust Company
Address: 4922 Fairmont Avenue
	 Bethesda, MD 20814

13F File Number: 28-10927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy Piper/Bach
Title: Sr. Vice President Trust & Investment Services
Phone: 301.657.7648

Signature, Place, and Date of Signing:


/s/ Betsy Piper/Bach  Bethesda, MD 02/14/2005

Report Type (Check only one.):

[    ] 13F HOLDINGS REPORT.

[ X  ] 13F NOTICE.

[    ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-01488		DELPHI MANAGEMENT INC
28-01346		FRIESS ASSOCIATES LLC
28-00147		MCGLINN CAPITAL MANAGEMENT, INC.
28-01417		ATLANTIC TRUST CO NATIONAL ASSOCIATION
28-06008		IRIDIAN ASSET MANAGEMENT LLC
28-05508		ARONSON & PARTNERS/PA